LEASES (Details Narrative) - Notable Labs Inc [Member] - USD ($)	1 Months Ended
	Apr. 30, 2023	Feb. 28, 2023
Finance lease weighted average discount rate percent	6.00%
Lease cost	$ 2,200,000
Equipment [Member]
Finance lease liability		$ 405,000
Service [Member]
Finance lease liability		$ 181,000